Unaudited condensed consolidated interim statement of comprehensive income - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement of comprehensive income [abstract]
Profit for the period	£ 301.1	£ 287.3	[1]
Items that may be reclassified subsequently to profit or loss:
Exchange adjustments on foreign currency net investments	459.7	(174.9)
(Loss)/gain on net investment hedges	(129.9)	73.4
Cash flow hedges:
Fair value gain/(loss) arising on hedging instruments	18.7	(31.4)
Less: (loss)/gain reclassified to profit or loss	(18.7)	31.4
Share of other comprehensive income of associates undertakings	30.7	0.0
Items that may be reclassified subsequently to profit or loss	360.5	(101.5)
Items that will not be reclassified subsequently to profit or loss:
Movements on equity investments held at fair value through other comprehensive income	(5.2)	27.2	[1]
Items that will not be reclassified subsequently to profit or loss	(5.2)	27.2
Other comprehensive income/(loss) relating to the period	355.3	(74.3)	[1]
Total comprehensive income relating to the period	656.4	213.0	[1]
Attributable to:
Equity holders of the parent	593.3	183.9
Non-controlling interests	63.1	29.1
Total comprehensive income relating to the period	£ 656.4	£ 213.0	[1]

[1]	Figures have been restated as described in Note 2: Accounting Policies.